Earnings/(loss) per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted earnings/(loss) per share	The Company calculates basic and diluted earnings/(loss) per share as follows:

	For the six-month period ended June 30, 2025		For the six-month period ended June 30, 2026
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income	2,588,391	2,588,391	13,183,829	13,183,829
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	(377,083)	(377,083)	(377,083)	(377,083)
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares	(1,818,000)	(1,818,000)	(5,118,000)	(5,118,000)
Less: Undistributed earnings allocated to non-vested shares	(11,654)	(11,654)	(967)	(967)
Series A Perpetual Convertible Preferred Shares	—	—	—	5,495,083
Change in fair value of warrants	—	(523,582)	—	—

Net income/(loss) attributable to common shareholders, basic and diluted	381,654	(141,928)	7,687,779	13,182,862

Denominator
Weighted average number of shares outstanding, basic	131	131	15,904	15,904
Series A Perpetual Convertible Preferred Shares (Note 8)	—	—	—	65,175
Warrants (Note 8)	—	981	—	—
Effect of dilutive shares	—	981	—	65,175
Weighted average number of shares outstanding, diluted	—	1,112	—	81,079
Earnings/(loss) per share	2,913.39	(127.62)	483.39	162.59